Changes in accounting policies - Additional information (Detail) - CAD ($) $ in Millions	3 Months Ended				9 Months Ended			12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023		Jul. 31, 2024	Jul. 31, 2023		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Retained earnings	$ 32,844				$ 32,844			$ 30,352 [1]	$ 28,767
Income taxes	644	$ 400	$ 377	[2]	1,487	$ 1,553	[2]
Income before income taxes	$ 2,439	$ 2,149	1,809	[2]	$ 6,759	5,107	[2]
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Retained earnings									$ (56)
Income taxes						2		3
Income before income taxes			$ 2			$ 6		$ 9

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.